STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF FINANCIAL CONDITION
Cash, restricted cash (in dollars)	$ 74,790,241	$ 88,048,482
Units outstanding	632,945,962	695,939,035